Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Notes Payable [Abstract]
Schedule of Notes Payable
	As of December 31, 2025	As of December 31, 2024
Bank acceptance notes payable issued by Industrial Bank Fuzhou Branch	$-	$6,955
Commercial acceptance notes payable guaranteed by China Postal Savings Bank Fuzhou Branch	6,403	4,196
Letters of Credit issued by Industrial Bank Fuzhou Branch (a)	2,845	3,756
Total	$9,248	$14,907

(a)	On September 16, 2025, Industrial Bank Fuzhou Branch issued letter of credits approximately $2.8 million (RMB20.0 million) to the Company with due date of September 16, 2026. The letter of credit were drawn down from Industrial Bank Fuzhou Branch’s credit line.

Schedule of Movement of Notes Payable

The movement of notes payable is as follows:

	Years ended December 31,
	2025	2024	2023
Beginning balance	$14,907	$8,471	$2,046
Additions	9,114	34,003	8,515
Repayments	(15,016)	(27,381)	(2,022)
Exchange rate effect	243	(186)	(68)
Total	$9,248	$14,907	$8,471